THE UNION CENTRAL LIFE INSURANCE COMPANY

("Union Central")

CARILLON LIFE ACCOUNT

("Separate Account")

Supplement to

Excel Choice VUL

Prospectus Dated November 5, 2007

Supplement Dated October 21, 2008

Effective October 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in the prospectus is revised for the Seligman portfolio listed below.

• Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
SELIGMAN, Class 2
Smaller-Cap Value	1.00%	0.25%	0.14%	-	1.39%	-	1.39%

*	Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

**   Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

Effective May 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for The Universal Institutional Funds, Inc. ("UIF") portfolios listed below.

• Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions	Total Expenses after Waivers and Reductions, if any
UIF, Class I
Core Plus Fixed Income	0.38%	-	0.27%	0.02%(1)	0.67%	-	0.67%
Emerging Markets Equity	1.21%	-	0.37%	0.02%(1)	1.60%	-	1.60%

UIF (1) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights section of the Portfolio prospectus.

*	Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

**   Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended.

Please see the respective fund prospectuses for more information about the portfolios.

Please retain this Supplement with the current prospectus for your variable Policy issued by

The Union Central Life Insurance Company.

If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.

IN1263 10/08

APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.878% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

IN1263 10/08	B - 1

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
END OF YEAR	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,103	2,923	2,742	1,212	1,032	851
2	300,000	300,000	300,000	6,496	5,944	5,414	4,605	4,053	3,523
3	300,000	300,000	300,000	10,205	9,066	8,013	8,314	7,175	6,122
4	300,000	300,000	300,000	14,260	12,287	10,537	12,369	10,397	8,646
5	300,000	300,000	300,000	18,697	15,616	12,987	16,806	13,725	11,096
6	300,000	300,000	300,000	23,543	19,041	15,350	21,841	17,339	13,648
7	300,000	300,000	300,000	28,862	22,589	17,649	27,350	21,077	16,136
8	300,000	300,000	300,000	34,707	26,267	19,885	33,384	24,944	18,562
9	300,000	300,000	300,000	41,139	30,087	22,065	40,004	28,953	20,931
10	300,000	300,000	300,000	48,210	34,046	24,180	47,265	33,101	23,235
15	300,000	300,000	300,000	97,646	57,009	34,123	97,646	57,009	34,123
20	407,816	300,000	300,000	181,675	87,493	44,560	181,675	87,493	44,560
25	617,023	300,000	300,000	317,554	124,645	52,346	317,554	124,645	52,346
30	911,107	300,000	300,000	535,322	170,148	56,211	535,322	170,148	56,211
35	1,334,876	342,134	300,000	881,962	226,051	54,152	881,962	226,051	54,152
40	1,958,158	400,620	300,000	1,430,660	292,699	42,564	1,430,660	292,699	42,564
45	2,896,512	469,016	300,000	2,294,176	371,483	13,980	2,294,176	371,483	13,980
50	4,317,808	549,531	0	3,648,615	464,363	0	3,648,615	464,363	0
55	6,507,825	647,302	0	5,768,735	573,788	0	5,768,735	573,788	0
60	9,820,280	759,763	0	9,137,609	706,947	0	9,137,609	706,947	0
Age 100	13,725,948	865,928	0	13,460,242	849,165	0	13,460,242	849,165	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

 -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 2

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,737	2,569	2,402	846	678	511
2	300,000	300,000	300,000	5,914	5,405	4,916	4,023	3,514	3,026
3	300,000	300,000	300,000	9,384	8,332	7,360	7,494	6,441	5,469
4	300,000	300,000	300,000	13,174	11,349	9,728	11,283	9,458	7,838
5	300,000	300,000	300,000	17,314	14,458	12,021	15,423	12,568	10,130
6	300,000	300,000	300,000	21,833	17,657	14,231	20,132	15,955	12,529
7	300,000	300,000	300,000	26,774	20,949	16,360	25,261	19,436	14,847
8	300,000	300,000	300,000	32,173	24,332	18,402	30,849	23,009	17,078
9	300,000	300,000	300,000	38,080	27,813	20,358	36,946	26,678	19,224
10	300,000	300,000	300,000	44,542	31,384	22,220	43,597	30,439	21,275
15	300,000	300,000	300,000	89,999	52,242	31,014	89,999	52,242	31,014
20	368,470	300,000	300,000	164,148	76,171	36,528	164,148	76,171	36,528
25	544,305	300,000	300,000	280,129	102,649	36,697	280,129	102,649	36,697
30	778,002	300,000	300,000	457,116	130,847	27,772	457,116	130,847	27,772
35	1,091,799	300,000	300,000	721,359	159,355	1,863	721,359	159,355	1,863
40	1,513,934	300,000	0	1,106,103	186,067	0	1,106,103	186,067	0
45	2,087,320	300,000	0	1,653,258	208,336	0	1,653,258	208,336	0
50	2,866,099	300,000	0	2,421,899	222,248	0	2,421,899	222,248	0
55	3,934,980	300,000	0	3,488,086	207,518	0	3,488,086	207,518	0
60	5,411,455	300,000	0	5,035,270	695	0	5,035,270	695	0
Age 100	6,988,554	0	0	6,853,270	0	0	6,853,270	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

 -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 3

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,097	302,917	302,737	3,097	2,917	2,737	1,207	1,026	846
2	306,477	305,926	305,398	6,477	5,926	5,398	4,586	4,036	3,507
3	310,164	309,029	307,982	10,164	9,029	7,982	8,273	7,139	6,091
4	314,184	312,224	310,483	14,184	12,224	10,483	12,293	10,333	8,592
5	318,571	315,514	312,905	18,571	15,514	12,905	16,681	13,623	11,014
6	323,347	318,888	315,232	23,347	18,888	15,232	21,645	17,187	13,530
7	328,574	322,372	317,487	28,574	22,372	17,487	27,061	20,860	15,975
8	334,297	325,971	319,673	34,297	25,971	19,673	32,974	24,648	18,350
9	340,574	329,696	321,795	40,574	29,696	21,795	39,440	28,561	20,661
10	347,450	333,540	323,845	47,450	33,540	23,845	46,505	32,594	22,899
15	394,726	355,427	333,262	94,726	55,427	33,262	94,726	55,427	33,262
20	474,873	384,293	343,158	174,873	84,293	43,158	174,873	84,293	43,158
25	604,883	417,754	349,853	304,883	117,754	49,853	304,883	117,754	49,853
30	875,983	454,946	351,709	514,685	154,946	51,709	514,685	154,946	51,709
35	1,284,706	493,830	346,353	848,814	193,830	46,353	848,814	193,830	46,353
40	1,885,698	530,264	330,182	1,377,719	230,264	30,182	1,377,719	230,264	30,182
45	2,790,355	556,314	0	2,210,095	256,314	0	2,210,095	256,314	0
50	4,160,510	558,615	0	3,515,697	258,615	0	3,515,697	258,615	0
55	6,271,644	515,862	0	5,559,377	215,862	0	5,559,377	215,862	0
60	9,464,739	400,596	0	8,806,784	100,596	0	8,806,784	100,596	0
Age 100	13,263,408	0	0	12,963,408	0	0	12,963,408	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 4

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,731	302,564	302,397	2,731	2,564	2,397	840	673	506
2	305,896	305,388	304,902	5,896	5,388	4,902	4,005	3,498	3,011
3	309,345	308,297	307,330	9,345	8,297	7,330	7,454	6,406	5,439
4	313,102	311,288	309,677	13,102	11,288	9,677	11,211	9,397	7,786
5	317,194	314,361	311,942	17,194	14,361	11,942	15,303	12,470	10,052
6	321,646	317,510	314,117	21,646	17,510	14,117	19,944	15,809	12,416
7	326,495	320,740	316,204	26,495	20,740	16,204	24,983	19,227	14,691
8	331,773	324,043	318,194	31,773	24,043	18,194	30,449	22,720	16,871
9	337,521	327,424	320,090	37,521	27,424	20,090	36,387	26,290	18,956
10	343,777	330,873	321,881	43,777	30,873	21,881	42,831	29,928	20,936
15	386,919	350,570	330,101	86,919	50,570	30,101	86,919	50,570	30,101
20	454,401	371,649	334,521	154,401	71,649	34,521	154,401	71,649	34,521
25	559,050	391,538	332,799	259,050	91,538	32,799	259,050	91,538	32,799
30	720,279	405,216	321,145	420,279	105,216	21,145	420,279	105,216	21,145
35	1,005,699	402,980	0	664,473	102,980	0	664,473	102,980	0
40	1,396,781	366,611	0	1,020,509	66,611	0	1,020,509	66,611	0
45	1,927,798	0	0	1,526,909	0	0	1,526,909	0	0
50	2,648,893	0	0	2,238,356	0	0	2,238,356	0	0
55	3,638,487	0	0	3,225,266	0	0	3,225,266	0	0
60	5,005,348	0	0	4,657,394	0	0	4,657,394	0	0
Age 100	6,269,312	0	0	5,969,312	0	0	5,969,312	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 5

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,103	2,923	2,742	1,212	1,032	851
2	300,000	300,000	300,000	6,496	5,944	5,414	4,605	4,053	3,523
3	300,000	300,000	300,000	10,205	9,066	8,013	8,314	7,175	6,122
4	300,000	300,000	300,000	14,260	12,287	10,537	12,369	10,397	8,646
5	300,000	300,000	300,000	18,697	15,616	12,987	16,806	13,725	11,096
6	300,000	300,000	300,000	23,543	19,041	15,350	21,841	17,339	13,648
7	300,000	300,000	300,000	28,862	22,589	17,649	27,350	21,077	16,136
8	300,000	300,000	300,000	34,707	26,267	19,885	33,384	24,944	18,562
9	300,000	300,000	300,000	41,139	30,087	22,065	40,004	28,953	20,931
10	300,000	300,000	300,000	48,210	34,046	24,180	47,265	33,101	23,235
15	300,000	300,000	300,000	97,646	57,009	34,123	97,646	57,009	34,123
20	300,000	300,000	300,000	182,291	87,493	44,560	182,291	87,493	44,560
25	420,479	300,000	300,000	323,445	124,645	52,346	323,445	124,645	52,346
30	667,720	300,000	300,000	556,434	170,148	56,211	556,434	170,148	56,211
35	1,080,707	300,000	300,000	939,745	227,222	54,152	939,745	227,222	54,152
40	1,653,502	317,480	300,000	1,574,764	302,362	42,564	1,574,764	302,362	42,564
45	2,757,244	418,449	300,000	2,625,947	398,523	13,980	2,625,947	398,523	13,980
50	4,562,458	542,907	0	4,345,198	517,055	0	4,345,198	517,055	0
55	7,486,402	694,095	0	7,129,906	661,043	0	7,129,906	661,043	0
60	11,790,489	847,459	0	11,790,489	847,459	0	11,790,489	847,459	0
Age 100	17,751,228	1,037,568	0	17,751,228	1,037,568	0	17,751,228	1,037,568	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 6

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,737	2,569	2,402	846	678	511
2	300,000	300,000	300,000	5,914	5,405	4,916	4,023	3,514	3,026
3	300,000	300,000	300,000	9,384	8,332	7,360	7,494	6,441	5,469
4	300,000	300,000	300,000	13,174	11,349	9,728	11,283	9,458	7,838
5	300,000	300,000	300,000	17,314	14,458	12,021	15,423	12,568	10,130
6	300,000	300,000	300,000	21,833	17,657	14,231	20,132	15,955	12,529
7	300,000	300,000	300,000	26,774	20,949	16,360	25,261	19,436	14,847
8	300,000	300,000	300,000	32,173	24,332	18,402	30,849	23,009	17,078
9	300,000	300,000	300,000	38,080	27,813	20,358	36,946	26,678	19,224
10	300,000	300,000	300,000	44,542	31,384	22,220	43,597	30,439	21,275
15	300,000	300,000	300,000	89,999	52,242	31,014	89,999	52,242	31,014
20	300,000	300,000	300,000	164,765	76,171	36,528	164,765	76,171	36,528
25	377,177	300,000	300,000	290,136	102,649	36,697	290,136	102,649	36,697
30	594,544	300,000	300,000	495,453	130,847	27,772	495,453	130,847	27,772
35	951,691	300,000	300,000	827,557	159,355	1,863	827,557	159,355	1,863
40	1,441,357	300,000	0	1,372,721	186,067	0	1,372,721	186,067	0
45	2,378,416	300,000	0	2,265,158	208,336	0	2,265,158	208,336	0
50	3,863,855	300,000	0	3,679,862	222,248	0	3,679,862	222,248	0
55	6,150,345	300,000	0	5,857,471	207,518	0	5,857,471	207,518	0
60	9,538,310	300,000	0	9,538,310	695	0	9,538,310	695	0
Age 100	14,363,339	0	0	14,363,339	0	0	14,363,339	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 7

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,097	302,917	302,737	3,097	2,917	2,737	1,207	1,026	846
2	306,477	305,926	305,398	6,477	5,926	5,398	4,586	4,036	3,507
3	310,164	309,029	307,982	10,164	9,029	7,982	8,273	7,139	6,091
4	314,184	312,224	310,483	14,184	12,224	10,483	12,293	10,333	8,592
5	318,571	315,514	312,905	18,571	15,514	12,905	16,681	13,623	11,014
6	323,347	318,888	315,232	23,347	18,888	15,232	21,645	17,187	13,530
7	328,574	322,372	317,487	28,574	22,372	17,487	27,061	20,860	15,975
8	334,297	325,971	319,673	34,297	25,971	19,673	32,974	24,648	18,350
9	340,574	329,696	321,795	40,574	29,696	21,795	39,440	28,561	20,661
10	347,450	333,540	323,845	47,450	33,540	23,845	46,505	32,594	22,899
15	394,726	355,427	333,262	94,726	55,427	33,262	94,726	55,427	33,262
20	474,873	384,293	343,158	174,873	84,293	43,158	174,873	84,293	43,158
25	604,883	417,754	349,853	304,883	117,754	49,853	304,883	117,754	49,853
30	815,581	454,946	351,709	515,581	154,946	51,709	515,581	154,946	51,709
35	1,157,266	493,830	346,353	857,266	193,830	46,353	857,266	193,830	46,353
40	1,712,001	530,264	330,182	1,412,001	230,264	30,182	1,412,001	230,264	30,182
45	2,613,710	556,314	0	2,313,710	256,314	0	2,313,710	256,314	0
50	4,082,238	558,615	0	3,782,238	258,615	0	3,782,238	258,615	0
55	6,489,429	515,862	0	6,180,409	215,862	0	6,180,409	215,862	0
60	10,415,546	400,596	0	10,115,546	100,596	0	10,115,546	100,596	0
Age 100	15,336,800	0	0	15,036,800	0	0	15,036,800	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

 -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 8

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXCEL CHOICE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES				$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,731	302,564	302,397	2,731	2,564	2,397	840	673	506
2	305,896	305,388	304,902	5,896	5,388	4,902	4,005	3,498	3,011
3	309,345	308,297	307,330	9,345	8,297	7,330	7,454	6,406	5,439
4	313,102	311,288	309,677	13,102	11,288	9,677	11,211	9,397	7,786
5	317,194	314,361	311,942	17,194	14,361	11,942	15,303	12,470	10,052
6	321,646	317,510	314,117	21,646	17,510	14,117	19,944	15,809	12,416
7	326,495	320,740	316,204	26,495	20,740	16,204	24,983	19,227	14,691
8	331,773	324,043	318,194	31,773	24,043	18,194	30,449	22,720	16,871
9	337,521	327,424	320,090	37,521	27,424	20,090	36,387	26,290	18,956
10	343,777	330,873	321,881	43,777	30,873	21,881	42,831	29,928	20,936
15	386,919	350,570	330,101	86,919	50,570	30,101	86,919	50,570	30,101
20	454,401	371,649	334,521	154,401	71,649	34,521	154,401	71,649	34,521
25	559,050	391,538	332,799	259,050	91,538	32,799	259,050	91,538	32,799
30	720,279	405,216	321,145	420,279	105,216	21,145	420,279	105,216	21,145
35	966,575	402,980	0	666,575	102,980	0	666,575	102,980	0
40	1,338,932	366,611	0	1,038,932	66,611	0	1,038,932	66,611	0
45	1,897,392	0	0	1,597,392	0	0	1,597,392	0	0
50	2,733,608	0	0	2,433,608	0	0	2,433,608	0	0
55	3,983,409	0	0	3,683,409	0	0	3,683,409	0	0
60	5,871,369	0	0	5,571,369	0	0	5,571,369	0	0
Age 100	7,658,972	0	0	7,358,972	0	0	7,358,972	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of

-1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

IN1263 10/08	B - 9